LEASE LIABILITY	3 Months Ended
Mar. 31, 2023
Lease Liability
LEASE LIABILITY

9. LEASE LIABILITY

On July 9, 2022, the Company executed a sales agreement (the “Lodge Agreement”) with Tuli Tourism Pty Ltd. (the “Seller”) for the Syringa Lodge (the “Lodge”) in Botswana.

As per the Lodge Agreement, the aggregate purchase price payable to the Seller shall be the sum of $3,213,404 (BWP 30,720,000.00) A deposit of $482,011 (BWP 4,608,000) was paid on August 17, 2022. The balance is payable into two installments of $1,365,697 (BWP 13,056,000.00) on July 1, 2023 and August 1, 2024.

In addition to the above purchase price, the Company is required to pay to the Seller the an agreed interest amount in twelve equal monthly instalments of $13,657 (BWP 130,560) followed by twelve equal monthly instalments of $6,828 (BWP 65,280).

The details of lease liabilities are as follows:

March 31, 2023

lease liabilities as of December 31, 2022	2,731,394
Lease payments	(40,030)
Interest expense on lease liabilities	40,971
Impact of FX translation	(63,689)
IFRS 16 lease liabilities as of end of year	2,668,646
Current portion of lease liability (less than one year)	1,334,323
Long-term lease liability (one to five year)	1,334,323